                                   GMO TRUST

                     SUPPLEMENT DATED DECEMBER 26, 2001 TO
       GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2001
GMO TRUST CLASS M SHARES STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2001
    GMO PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2001
  GMO ALPHA LIBOR FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2001



     Effective as of the close of business on December 31, 2001, Richard Mayo will resign his position as President-U.S. Active of GMO Trust and will not be actively involved in managing investments of any Funds of GMO Trust.